Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign borrowers	1.60%	1.60%
Total loans and acceptances	$ 573,228	$ 522,256
U.S. dollar [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	107,944	100,452
Mexico, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	37,515	17,824
Chile, Pesos
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	21,561	18,857
Other Foreign Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	$ 49,223	$ 44,176